Fair value of financial instruments	12 Months Ended
Dec. 31, 2021
Fair value of financial instruments
Fair value of financial instruments

22. Fair value of financial instruments

Financial assets and liabilities recorded at fair value are categorized based on the amount of unobservable inputs used to measure their fair value. Three hierarchical levels are based on an increasing amount of judgment associated with the inputs used to derive fair valuation for these assets and liabilities, level 1 being market values for exchange traded products, level 2 being primarily based on publicly available market information, and level 3 requiring most management judgment. At the end of each reporting period, Nokia categorizes its financial assets and liabilities to the appropriate level of fair value hierarchy. Items carried at fair value in the following table are measured at fair value on a recurring basis.

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2021
Non-current financial investments	–	8	–	750	–	–	–	758	758
Other non-current financial assets	130	–	101	–	–	94	–	325	325
Other current financial assets including derivatives	115	–	200	–	–	21	–	336	336
Trade receivables	–	–	–	–	–	5 382	–	5 382	5 382
Current financial investments	526	–	2 051	–	–	–	–	2 577	2 577
Cash and cash equivalents	4 627	–	2 064	–	–	–	–	6 691	6 691
Total financial assets	5 398	8	4 416	750	–	5 497	–	16 069	16 069
Long-term interest-bearing liabilities	4 537	–	–	–	–	–	–	4 537	4 775
Other long-term financial liabilities	–	–	–	68	–	–	–	68	68
Short-term interest-bearing liabilities	116	–	–	–	–	–	–	116	116
Other short-term financial liabilities including derivatives	–	–	240	522	–	–	–	762	762
Discounts without performance obligations	479	–	–	–	–	–	–	479	479
Trade payables	3 679	–	–	–	–	–	–	3 679	3 679
Total financial liabilities	8 811	–	240	590	–	–	–	9 641	9 879

	Carrying amounts								Fair value(1)
		Fair value through profit or loss			Fair value through other comprehensive income
EURm	Amortized cost	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total	Total
2020
Non-current financial investments	–	31	–	714	–	–	–	745	745
Other non-current financial assets	115	–	99	5	–	87	–	306	306
Other current financial assets including derivatives	22	–	169	8	–	15	–	214	214
Trade receivables	–	–	–	–	–	5 503	–	5 503	5 503
Current financial investments	134	–	882	–	–	105	–	1 121	1 121
Cash and cash equivalents	4 333	–	2 607	–	–	–	–	6 940	6 940
Total financial assets	4 604	31	3 757	727	–	5 710	–	14 829	14 829
Long-term interest-bearing liabilities	5 015	–	–	–	–	–	–	5 015	5 140
Other long-term financial liabilities	–	–	–	19	–	–	–	19	19
Short-term interest-bearing liabilities	561	–	–	–	–	–	–	561	561
Other short-term financial liabilities including derivatives	–	–	318	420	–	–	–	738	738
Discounts without performance obligations(2)	747	–	–	–	–	–	–	747	747
Trade payables	3 174	–	–	–	–	–	–	3 174	3 174
Total financial liabilities	9 497	–	318	439	–	–	–	10 254	10 379

(1)   The following fair value measurement methods are used for items not carried at fair value: The fair values of long-term interest-bearing liabilities, including current part, are primarily based on publicly available market information (level 2). The fair values of other assets and liabilities, including loan receivables and loans payable, are primarily based on discounted cash flow analysis (level 2). The fair value is estimated to equal the carrying amount for short-term financial assets and financial liabilities due to limited credit risk and short time to maturity. Refer to Note 2, Significant accounting policies.

(2) In 2021, Nokia has revised the classification of discounts without performance obligations and included this financial liability in the table. The comparative amounts for 2020 have been adjusted accordingly.

Lease liabilities are not included in the fair value of financial instruments.

The level 1 category includes financial assets and liabilities that are measured in whole by reference to published quotes in an active market. A financial instrument is regarded as quoted in an active market if quoted prices are readily and regularly available from an exchange, and those prices represent actual and regularly occurring market transactions on an arm’s-length basis. This category includes only exchange traded products.

The level 2 category includes financial assets and liabilities measured using a valuation technique based on assumptions that are supported by prices from observable current market transactions. These include assets and liabilities with fair values based on publicly available market information, financial assets with fair values based on broker quotes and assets that are valued using Nokia’s own valuation models whereby the material assumptions are market observable. The majority of Nokia’s cash equivalents, current investments, over-the-counter derivatives, trade receivables and certain other products are included within this category.

The level 3 financial assets category includes a large number of investments in unlisted equities and unlisted venture funds, including investments managed by NGP Capital specializing in growth-stage investing. The fair value of level 3 investments is determined using one or more valuation techniques where the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of calculating the net present value of expected future cash flows. For unlisted funds, the selection of appropriate valuation techniques by the fund managing partner may be affected by the availability and reliability of relevant inputs. In some cases, one valuation technique may provide the best indication of fair value while in other circumstances multiple valuation techniques may be appropriate.

The inputs generally considered in determining the fair value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations or other transactions undertaken by the issuer, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The fair value may be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the managing partner in the absence of market information.

The level 3 investments are remeasured for each reporting date taking into consideration any changes in estimates, projections and assumptions, as well as any changes in economic and other relevant conditions. Level 3 investments include approximately 40 separate venture funds investing in hundreds of individual companies in various sectors and geographies, focusing on digital health, software and enterprise sectors. Hence, specific estimates and assumptions used by managing partners due to the lack of observable inputs do impact the fair value of individual investments, but no individual input has a significant impact on the aggregated fair value of level 3 investments.

Level 3 financial liabilities include a conditional obligation to China Huaxin as part of the Nokia Shanghai Bell definitive agreements where China Huaxin obtained the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group in exchange for a future cash settlement. The fair value of the liability is measured based on the expected future cash settlement. The measurement of the financial liability involves estimation of the option exercise price and the distribution of excess cash balances upon exercise. Unobservable valuation inputs include certain financial performance metrics of Nokia Shanghai Bell. No individual input has a significant impact on the total fair value of the level 3 financial liability. Refer to Note 31, Significant partly-owned subsidiaries.

Reconciliation of the opening and closing balances of level 3 financial assets and liabilities:

	Level 3 financial	Level 3 financial
EURm	assets	liabilities
As of 1 January 2020	746	(659)
Net gains in income statement	19	94
Additions(1)	49	–
Deductions(1)	(85)	2
Transfers out of level 3	(5)	126
Other movements	3	(2)
As of 31 December 2020	727	(439)
Net gains/(losses) in income statement	177	(107)
Acquisitions through business combination	–	(48)
Additions(1)	69	–
Deductions(1)	(218)	7
Transfers out of level 3	(7)	–
Other movements	2	(3)
As of 31 December 2021	750	(590)
(1)	For level 3 financial assets, additions mainly include capital contributions to venture funds and deductions mainly include distributions from venture funds.

The gains and losses from venture fund and similar investments categorized in level 3 are included in other operating income and expenses. The gains and losses from other level 3 financial assets and liabilities are recorded in financial income and expenses. A net gain of EUR 85 million (net gain of EUR 102 million in 2020) related to level 3 financial instruments held at 31 December 2021 was included in the profit and loss during 2021.